6. BUSINESS COMBINATION AND ACQUISITION OF INTEREST (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2017	May 25, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Deferred tax assets	R$ 1,369.4		R$ 1,103.1
Deferred taxes liabilities	R$ 155.3		R$ 156.2
Banvit Bandirma Vitaminli Yem Sanayii A.S. [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		R$ 93.7
Trade accounts receivable, net		171.3
Inventories		153.7
Biological assets		103.0
Deferred tax assets		41.3
Investments		6.9
Property, plant and equipment		547.7
Intangible assets
Software		2.7
Trademarks		230.1
Customer relationship		431.7
Other assets		25.9
Financial assets		1,808.0
Payroll and related charges		22.9
Trade accounts payable		192.9
Debt		389.2
Deferred taxes liabilities		37.8
Provision for tax, civil and labor risks		1.8
Other post-employment plans		26.0
Other liabilities		55.4
Financial liabilities		726.0
Net assets acquired		1,082.0
Non-controlling interest		(58.1)
Fair value of consideration paid		1,227.7
Goodwill		R$ 203.8